Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Income and Share Data Used In Basic and Diluted EPS Computations
The following reflects the income and the share data used in the basic and diluted EPS computations:

	Years Ended December 31,
	2014	2013	2012
	(in thousands, except per share amounts)
Numerator:
Net income, basic and diluted	$188,257	$25,502	$33,989
Denominator:
Weighted-average number of common shares outstanding, basic	217,223	216,964	216,901
Effect of share-based compensation awards	153	457	2
Weighted-average number of common shares outstanding, diluted	217,376	217,421	216,903
Earnings per share:
Basic	$0.87	$0.12	$0.16
Diluted	$0.87	$0.12	$0.16

Share Effects of Share-Based Compensation Awards Excluded from Computations of Diluted EPS
The following table presents the share effects of share-based compensation awards excluded from our computations of diluted EPS as their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Share-based compensation awards	6,196	5,817	4,263